Assets held for Sale	12 Months Ended
Dec. 31, 2025
Assets Held For Sale
Assets held for Sale

5.	Assets held for Sale

In 2023, management committed to a plan to sell left-over field equipment with a carrying amount of $3,036,216. Accordingly, the equipment is presented as assets held for sale. Equipment that remained unsold as of December 31, 2025 were considered fully impaired.

	December 31, 2025	December 31, 2024
Beginning balance	$387,797	$1,479,429
Additions	-	-
Reclassified to oil and gas properties	-	(172,112)
Proceeds on sale of assets held for sale	-	(629,523)
Loss on impairment and sale of assets held for sale	(328,631)	(132,737)
Foreign currency translation	(59,166)	(157,260)
	$-	$387,797

The non-recurring fair value measurement for the assets held for sale has been categorized as a Level 3 fair value and is based on management’s best estimate of the fair value of similar products in similar conditions in the marketplace. The key inputs used by management to estimate the fair value of the assets-held-for sale is based on offers received from third parties for a large portion of the equipment and extrapolation of the discount to similar items in the assets listing.

TRILLION ENERGY INTERNATIONAL INC.

Notes to the Consolidated Financial Statements

For the years ended December 31, 2025 and 2024

(Expressed in U.S. dollars)